Document and Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2023
Entity File Number	001-40238
Entity Registrant Name	Hywin Holdings Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	F3, Hywin Financial Centre
Entity Address, Address Line Two	8 Yincheng Mid. Road
Entity Address, Address Line Three	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200120
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
ICFR Auditor Attestation Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	Beijing, China
Entity Central Index Key	0001785680
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	F3, Hywin Financial Centre
Entity Address, Address Line Two	8 Yincheng Mid. Road
Entity Address, Address Line Three	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200120
City Area Code	+86 21
Local Phone Number	80133992
Contact Personnel Email Address	IR@hywinwealth.com
Contact Personnel Name	Wai LOK
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	HYW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	8,250,000
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	47,750,000